OTHER RECEIVABLES AND PREPAYMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Other Receivables And Prepayments
SCHEDULE OF INFORMATION ABOUT OTHER RECEIVABLES AND PREPAYMENTS

	As of September 30, 2025	As of December 31, 2024
	USD’000	USD’000
Prepayments	3,180	5,671
Security deposits	58	6
Other receivables	2,226	1,312
Total other receivables and prepayments	5,464	6,989
Allowance for credit loss	(177)	-
	5,287	6,989